Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies, Changes In Accounting Policies And Errors [Abstract]
Summary of Significant Accounting Policies	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies applied in the preparation of these consolidated financial statements.

Consolidation

The consolidated financial statements include the financial statements of the Company and its controlled subsidiaries. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
The accounting policies of subsidiaries have been modified where necessary to align them with the policies adopted by the Company. When the Company does not own all of the equity in a subsidiary, the non-controlling equity interest is disclosed in the consolidated balance sheet as a separate component of total equity. A non-controlling interest may also be classified as a financial liability if the non-controlling interest contains an option or a redemption feature, which is the case for SFR JV-1, SFR JV-2 and SFR JV-HD. All intra-group balances and transactions are fully eliminated upon consolidation.

The Company currently consolidates Tricon Single-Family Rental REIT LLC and its wholly-owned subsidiaries, along with SFR JV-1, SFR JV-2 and SFR JV-HD (collectively, the “single-family rental” business), and The James (Scrivener Square) and The Shops of Summerhill (collectively, the "Canadian development properties"). The single-family rental business was previously held through Tricon SF Home Rental ULC until the Company reorganized and simplified its legal structure in May 2020.

Joint arrangements and interests in associates

Investments in joint arrangements are classified as either joint operations or joint ventures depending on the contractual rights and obligations of each investor. Joint operations are accounted for using proportionate consolidation as per IFRS 11, Joint Arrangements ("IFRS 11") while joint ventures apply the equity method in accordance with IAS 28.

Joint operations - proportionate consolidation

A joint operation is a joint arrangement under which the investors involved have joint control and usually results from the investors holding direct interests in the assets and liabilities of an investee (without establishing a separate legal entity). During 2020, the Company had interests in one development project (The James) and an adjacent commercial property (The Shops of Summerhill) in Toronto that were accounted for as joint operations. On June 23, 2020, Tricon acquired the remaining ownership interests of 50% and 75% in The James and The Shops of Summerhill, respectively, and as a result, the Company began to consolidate these subsidiaries on a prospective basis (Note 9).

Joint ventures - equity method of accounting

A joint venture is a joint arrangement under which the investors have joint control through a separate legal entity established and hold an interest in the net assets (as opposed to a direct interest in the underlying project). The Company accounts for its joint ventures using the equity method.

Interests in associates - equity method of accounting

An associate is an entity over which the Company has significant influence, but not control (or joint control), in accordance with IAS 28. Generally, the Company is considered to exert significant influence when it holds, directly or indirectly, 20% or more of the voting power of the investee. However, determining significant influence is a matter of judgment and specific circumstances.

Under the equity method, a contribution to an investee is initially recognized at cost and adjusted thereafter to recognize the Company's share of profit or loss of the investee in accordance with Tricon's accounting policies. Distributions received from an investee reduce the carrying amount of the investment.
The Company's associates and joint ventures that are equity-accounted include the following investments in multi-family rental properties and investments in Canadian residential developments:

Name	Type	Principal place of business	Country of incorporation	Ownership interest %	Voting rights %(1)

Associates
592 Sherbourne LP (The Selby)	Limited Partnership	Canada	Canada	15%	50%
57 Spadina LP (The Taylor)	Limited Partnership	Canada	Canada	30%	50%

Joint ventures
WDL 3/4/7 LP	Limited Partnership	Canada	Canada	33%	33%
WDL 8 LP	Limited Partnership	Canada	Canada	33%	33%
WDL 20 LP	Limited Partnership	Canada	Canada	33%	33%
DKT B10 LP	Limited Partnership	Canada	Canada	33%	33%
6-8 Gloucester LP (The Ivy)	Limited Partnership	Canada	Canada	47%	50%
Labatt Village Holding LP	Limited Partnership	Canada	Canada	38%	50%
Tricon US Multi-Family REIT LLC	Limited Liability Corporation	USA	USA	20%	50%
(1) In respect of major decisions only.

The Company's investments in U.S residential developments meet the definition of associates per IAS 28; however, Tricon has elected to apply the exception in paragraph IAS 28.36A, which permits a non-investment company investor to elect to retain investment entity accounting for associates that themselves qualify as investment entities.

Under IFRS 10, Consolidated Financial Statements ("IFRS 10"), an investment entity is an entity that (i) obtains funds from one or more investors for the purpose of providing them with investment management services, (ii) commits to its investors that its business purpose is to invest funds solely for returns from capital appreciation, investment income (including rental income), or both, and (iii) measures and evaluates the performance of substantially all of its investments on a fair value basis.

The following associates meet the definition of an investment entity, and therefore, all of their project assets held through subsidiaries are measured at fair value.

Name	Type	Principal place of business	Country of incorporation	Ownership interest %	Voting rights %(1)		Dissolution date	Remaining extension period (years)

Associates
Tricon Housing Partners US LP(2)	Limited Partnership	USA	USA	68%		68%	7/1/2022	—
Tricon Housing Partners US Syndicated Pool I LP	Limited Partnership	USA	USA	20%		50%	6/7/2022	2
Tricon Housing Partners US Syndicated Pool II LP	Limited Partnership	USA	USA	20%		50%	3/2/2024	2
Tricon Housing Partners US II LP(2),(3)	Limited Partnership	USA	USA	8%	>	50%	11/30/2021	2
Tricon Housing Partners Canada III LP(2)	Limited Partnership	Canada	Canada	10%	>	50%	3/22/2022	—
CCR Texas Equity LP	Limited Partnership	USA	USA	10%		50%	12/31/2022	2
Vistancia West Equity LP	Limited Partnership	USA	USA	7%		50%	12/31/2025	—
Conroe CS Texas Equity LP	Limited Partnership	USA	USA	10%		50%	12/31/2023	1
Lake Norman Equity LP	Limited Partnership	USA	USA	7%		50%	12/31/2025	2
Arantine Hills Equity LP	Limited Partnership	USA	USA	7%		50%	12/31/2028	1
Viridian Equity LP	Limited Partnership	USA	USA	18%		50%	12/31/2027	1
McKinney Project Equity LLC	Limited Partnership	USA	USA	44%		50%	N/A	N/A

Joint ventures
THPAS Holdings JV-1 LLC	Limited Partnership	USA	USA	11%		50%	N/A	N/A
(1) In respect of major decisions only.
(2) For the purposes of analysis under IFRS, it was determined that Tricon acts primarily as an agent for the benefit of its investors in these partnership entities, and thus Tricon does not control these entities in accordance with the criteria set out in IFRS 10.
(3) Tricon Housing Partners US II LP obtained a one-year extension from the limited partners of the fund subsequent to year-end.

Structured entity — unconsolidated

A structured entity is an entity created to accomplish a narrow and well-defined objective. Those entities’ activities are restricted to the extent that they are, in essence, not directed by voting or similar rights. The Company concluded that Tricon PIPE LLC is a structured entity as it was created for the sole purpose of issuing its preferred units to investors and offering financing to the Company (Note 20), and the Company does not have exposure to variable returns related to its involvement in the entity or make the relevant decisions for the entity. Under IFRS 10, such a structured entity does not meet the criteria for control and is not required to be consolidated.

Business combination

The Company assesses whether an acquisition transaction should be accounted for as an asset acquisition or a business combination under IFRS 3, Business Combinations ("IFRS 3"). A business combination is defined as an acquisition of assets and liabilities that constitute a business that is an integrated set of activities consisting of inputs (such as assets), and processes that when applied to those inputs have the ability to create outputs that provide a return to the Company and its shareholders.

The Company applies the acquisition method to account for business combinations in accordance with IFRS 3. The consideration transferred for the acquisition of the business is the fair value of the assets transferred net of the liabilities assumed, any non-controlling interest in the acquiree, as well as any goodwill or bargain purchase gain recognized and measured by the Company. These identifiable assets acquired and liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. All acquisition costs associated with a transaction identified as a business combination are expensed as incurred.

Goodwill

Goodwill arises on the acquisition (or deemed acquisition) of subsidiaries and represents the excess of the consideration transferred over the Company’s interest in the net fair value of the net identifiable assets, liabilities and contingent liabilities of the acquiree and the fair value of any non-controlling interest in the acquiree. Upon initial recognition, goodwill is allocated to the cash-generating unit to which it relates. The Company identifies a cash-generating unit (“CGU”) as the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or group of assets. For example, a CGU can be an individual property or a group of properties. Goodwill acquired in business combinations is allocated to the CGUs that are expected to benefit from the synergies of that business combination.

Goodwill impairment reviews are undertaken annually or more frequently if events or changes in circumstances indicate a potential impairment. The Company's goodwill impairment test is performed at the CGU level as it is the lowest level within the Company at which goodwill is monitored for internal management purposes. Any goodwill impairment is recognized immediately as an expense in the consolidated statements of comprehensive income in the period in which it arises and is not subsequently reversed.

Rental properties

The Company's rental properties consist of single-family rental homes held to earn rental income.

At the time of the acquisition of a property, the Company applies judgment when determining if the acquisition is an asset acquisition or a business combination. The Company classifies its acquisitions as asset acquisitions when it acquires a single asset (or a group of similar assets) and it has not assumed any employees or acquired an operating platform. Where the Company has concluded that it has acquired an asset, the Company uses the asset purchase model whereby the initial cost of a rental property is comprised of its purchase price and any directly attributable expenditures. Directly attributable expenditures include transaction costs such as due diligence costs, appraisal fees, environmental fees, legal fees, land transfer taxes and brokerage fees.
Subsequent to initial recognition, rental properties are recorded at fair value in accordance with IAS 40, Investment Property (“IAS 40”). Fair value is determined based on a combination of internal and external processes and valuation techniques according to the valuation policy discussed in Note 6. Gains or losses arising from changes in the fair value and capitalized costs of rental properties are recorded in the consolidated statements of comprehensive income in the period in which they arise.

In determining whether certain costs are additions to the carrying amount of rental properties or period expenses, management applies judgment based on whether these costs are incurred to enhance the service potential of the property. All costs associated with upgrading and extending the economic life of the existing properties, including internal amounts that are directly attributable to a specific rental property, other than ordinary repairs and maintenance, are capitalized to rental property.

Rental income and operating expenses from rental properties are reported within rental revenue and direct operating expenses incurred for rental properties, respectively, in the consolidated statements of comprehensive income.

Foreign currency translation

Currency translation

Foreign currency transactions (Canadian dollar) are translated into U.S. dollars using exchange rates in effect at the date of the transaction. Monetary assets and liabilities denominated in Canadian dollars are translated into U.S. dollars using the exchange rate in effect at the measurement date. Non-monetary assets and liabilities denominated in Canadian dollars are translated into U.S. dollars using the historical exchange rate or the exchange rate in effect at the measurement date for items recognized at FVTPL. Gains and losses arising from foreign exchange are included in the consolidated statements of comprehensive income.

Consolidated entities

For subsidiaries that are required to be consolidated, the results and financial position of those subsidiaries with a functional currency different from the presentation currency are translated into the presentation currency as follows:

(i) assets and liabilities are translated at the closing rate at the date of the balance sheet;
(ii) income and expenses are translated at average exchange rates. The Company uses monthly average exchange rates due to the volume of transactions each month; and
(iii) all resulting exchange differences are recognized in other comprehensive income.

Other assets

Other assets include fixed assets, leasehold improvements and right-of-use assets.

Fixed assets and leasehold improvements

Fixed assets (building, property-related systems software, vehicles, furniture and office equipment and computer equipment) and leasehold improvements are accounted for at cost less accumulated depreciation and impairment. Leasehold improvements are amortized on a straight-line basis over their useful lives, which are typically their lease terms. All other depreciation expense is recorded on a straight-line basis over the estimated useful lives of the fixed assets, as follows:

Building                        30 years
Furniture, computer and office equipment    2-7 years
Property-related systems software        15 years
Vehicles                    5 years
The estimated useful lives of fixed assets are reviewed and adjusted, if appropriate, at each financial year-end. As described below under Impairment of non-financial assets, fixed assets are also reviewed at each balance sheet date to determine whether there is an indication of impairment.

Right-of-use assets and lease liabilities

At the lease commencement date, a right-of-use asset and lease liability are recognized on the consolidated balance sheets for all leases, with the exception of short-term and low-value leases. The right-of-use assets and lease liabilities are initially measured at the present value of the lease payments.

Lease payments are apportioned between the implicit finance charge and the implicit repayment of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognized in the consolidated statements of comprehensive income using the effective interest method.

Right-of-use assets are amortized on a straight-line basis over their lease terms and are accounted for at cost less accumulated amortization and reviewed at each balance sheet date to determine whether there is an indication of impairment.

Intangible assets

Intangible assets include capitalized placement fees, customer relationship and contractual development fees.

Placement fees represent costs incurred to secure investment management contracts. Performance fee rights represent costs incurred to obtain rights to receive future performance fees from joint venture projects. These are accounted for as intangible assets carried at cost less accumulated amortization. Amortization is recorded using the straight-line method and is based on the estimated useful lives of the associated joint ventures, which are generally eight years.

The customer relationship intangible relates to the Company’s ownership of The Johnson Companies LP ("Johnson"), in which Tricon owns a 50.1% interest, and represents an estimate of the potential management fees, development fees and commissions that Tricon could collect, based on potential future projects resulting from Johnson’s existing customer relationships at the time of the acquisition of Johnson, and as such are considered to be definite-life intangibles. Similarly, the contractual development fee intangibles from Johnson represent an estimate of the future lot development fees and commissions that Tricon expects to collect over the lives of the projects that Johnson managed at the time of acquisition. They are amortized by project over the estimated periods that the Company expects to collect these fees, which is approximately seven years for both management fees and lot development fees.

Impairment of non-financial assets

Assets that are subject to amortization and depreciation are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. For the purposes of assessing impairment, assets are grouped at the lowest CGU level. Non-financial assets are reviewed for possible impairment or reversal of a previously recorded impairment as at each reporting date.

Financial instruments

Financial assets

The Company's financial assets are comprised of cash, restricted cash, amounts receivable and derivative financial instruments. Financial assets within the scope of IFRS 9, Financial Instruments ("IFRS 9") are initially measured at fair value and subsequently classified and measured in one of three categories in accordance with IFRS 9: amortized cost, fair value through other comprehensive income ("FVOCI") or FVTPL.
Transaction costs related to derivative financial instruments are expensed as incurred and charged to income within the consolidated statements of comprehensive income.

Gains and losses arising from changes in the fair value of derivative financial instruments are presented in the consolidated statements of comprehensive income together with gains and losses arising from changes in the fair value of other liabilities.

Financial assets and liabilities classified and measured at FVTPL are presented within changes in operating assets and liabilities in the consolidated statements of cash flows.

Financial assets are derecognized only when the contractual rights to the cash flows from the financial assets expire or the Company transfers substantially all of the risks and rewards of ownership.

The Company assesses, at each balance sheet date, whether or not there is an expected credit loss with respect to amounts receivable. If in a subsequent period the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed, to the extent that the carrying value of the receivable does not exceed its amortized cost at the reversal date. Any subsequent reversal of an impairment loss is recognized in net income.

Financial liabilities

The Company’s financial liabilities consist of amounts payable and accrued liabilities, resident security deposits, dividends payable, debt, convertible debentures, Due to Affiliate, derivative financial instruments, limited partners' interests in rental business and other liabilities.

Financial liabilities within the scope of IFRS 9 are initially measured at fair value and subsequently classified and measured at FVTPL or amortized cost, as appropriate.

A financial liability is derecognized when the obligation under the liability is discharged or canceled, or expires.

Interest expense is accounted for using the effective interest rate method.

The effective interest rate method is a method of calculating the amortized cost of a financial asset or financial liability and of allocating the interest income or interest expense over the expected life of the instrument. The effective interest rate is the rate that discounts estimated future cash payments or receipts throughout the expected life of the financial instrument, or a shorter period where appropriate, to the net carrying amount of the financial asset or financial liability. When calculating the effective interest rate, the Company estimates cash flows considering all contractual terms of the financial instrument but does not consider future credit losses. The calculation includes all fees paid or received between parties to the contract that are an integral part of the effective interest rate, transaction costs and all other premiums or discounts.

Gains or losses from the modification of borrowing terms during the year are recognized over the remaining life of the borrowing by adjusting the effective interest rate, on the basis that the terms and conditions of the liability remained largely unchanged. Should the modification be considered substantial, the original financial liability is derecognized and a new financial liability is recognized at fair value.

Derivative financial instruments

Derivative financial instruments, which are comprised of the mandatory prepayment provision related to the Due to Affiliate and the exchange and redemption provisions of the underlying preferred units (Note 21), are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured at fair value with the resulting gain or loss reflected in net income. Derivatives are valued using model calibration. Inputs to the valuation model are determined from observable market data wherever possible, including prices available from exchanges, over-the-counter markets and consensus pricing. Certain inputs may not be observable in the market directly, but can be determined from observable prices via model calibration procedures or estimated from historical data or other sources. Any directly attributable transaction costs are allocated between the derivative and the host liability component, and the portion attributed to the derivative is expensed in the consolidated statements of comprehensive income.

Offsetting financial instruments

Financial assets and liabilities are offset and the net amount is reported on the consolidated balance sheets when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously. As of December 31, 2021, the Company does not have any assets or liabilities that are subject to an offsetting agreement.

Limited partners' interests in rental business

The interests of the limited partners in the following subsidiaries are recognized as financial liabilities in accordance with IAS 32, Financial Instruments: Presentation ("IAS 32"):

Investment Vehicle	Subsidiary	Limited partners' ownership interest %

SFR JV-1	SFR JV-1 Equity LLC	66.3%
	SFR JV-1 LP	66.3%
	SFR JV-1 REIT 1 LLC	49.5%
	SFR JV-1 REIT 2 LLC	49.5%
	SFR JV-1 Holding LP	49.5%

SFR JV-2	SFR JV-2 Equity LLC	70.7%
	SFR JV-2 LP	70.7%
	SFR JV-2 REIT 1 LLC	49.5%
	SFR JV-2 REIT 2 LLC	49.5%
	SFR JV-2 Holdings LP	49.5%

SFR JV-HD	SFR JV-HD Equity LLC	66.3%
	SFR JV-HD LP	66.3%
	SFR JV-HD REIT 1 LLC	49.5%
	SFR JV-HD REIT 2 LLC	49.5%
	SFR JV-HD Holdings LP	49.5%

Limited partners' interests in rental business are recorded at fair value through profit or loss and reflect the fair value of the underlying investments in SFR JV-1, SFR JV-2 and SFR JV-HD, along with any contributions by and distributions to limited partners during the period. Changes in the fair value of the limited partners' interests in rental business are reflected in the consolidated statements of comprehensive income.

Cash

Cash includes cash deposited in banks. The Company maintains its cash in financial institutions with high credit quality in order to minimize its credit loss exposure.

Restricted cash

Restricted cash primarily consists of resident security deposits held by the Company in separate bank accounts, as well as property tax reserves, capital reserves, and collateralized rent payment receipts held in bank accounts controlled by lenders.
Share capital

Common shares are classified as equity. Incremental costs directly attributable to the issuance of new shares are shown as a deduction, net of tax, from the proceeds.

Where the Company purchases its equity share capital to settle restricted share awards or for cancellation, the consideration paid, including any directly attributable incremental costs, is deducted from equity attributable to the Company’s equity holders.

Earnings per share

Basic

Basic earnings per share is determined using the weighted average number of shares outstanding including vested deferred share units, taking into account on a retrospective basis any increases or decreases caused by share splits or reverse share splits occurring after the reporting period, but prior to the consolidated financial statements being authorized for issue.

Diluted

The Company considers the effects of stock compensation, convertible debentures and exchange rights in connection with the preferred unit issuance of Tricon PIPE LLC in calculating diluted earnings per share. Diluted earnings per share is calculated by adjusting net income attributable to shareholders of the Company and the weighted average number of shares outstanding based on the assumption of the conversion of all potentially dilutive shares on a weighted average basis from the beginning of the year or, if later, the date the stock compensation, convertible debentures or conversion rights were issued to the balance sheet date.

Dividends

Dividends on common shares are recognized in the consolidated financial statements in the period in which the dividends are approved by Tricon’s Board of Directors.

Current and deferred income taxes

Income tax expense includes current and deferred income taxes. Income tax expense is recognized in the consolidated statements of comprehensive income, except to the extent that it relates to items recognized directly in equity, in which case the tax is also recognized directly in equity.

Current income taxes are the expected taxes payable on the taxable income for the period, using income tax rates enacted, or substantively enacted, at the end of the reporting period, and any adjustment to income taxes payable in respect of previous years. The Company uses the liability method to recognize deferred income taxes on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts. Deferred income tax assets are only recorded if it is probable that they will be realized. Enacted or substantively enacted rates in effect at the consolidated balance sheet date that are expected to apply when the deferred income tax asset is realized or the deferred tax liability is settled are used to calculate deferred income taxes.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.
Revenue

Revenue from single-family rental properties

Revenue recognition under a lease commences when a resident has a right to use the leased asset, which is typically when the resident takes possession of, or controls the physical use of, the leased property. Generally, this occurs on the lease commencement date.

Lease contracts with residents normally include lease and non-lease components, which may be bundled into one fixed gross lease payment. Lease revenue earned directly from leasing the homes is recognized and measured on a straight-line basis over the lease term in accordance with IFRS 16, Leases (“IFRS 16”). Leases for single-family rental homes are generally for a term of one to two years.
Ancillary revenue is income the Company generates from providing services that are not primary rental revenue from a lease contract. Ancillary revenue includes application fees, pet fees, smart home fees, other service fees, late fees and early termination fees. Ancillary revenue is measured at the amount of consideration which the Company expects to receive in exchange for providing services to a resident. Ancillary revenue is included with revenue from single-family rental properties in the consolidated statements of comprehensive income, and the details of revenue, including ancillary income, are discussed in Note 15.

In addition to revenue generated from the lease component, revenue from single-family rental properties includes a non-lease component earned from the residents, which is recognized under IFRS 15, Revenue from Contracts with Customers (“IFRS 15”). Non-lease revenue includes property management services, such as repairs and maintenance performed on the properties. These services represent a single performance obligation and revenue is recognized over time as the services are provided, regardless of when the payment is received. Revenue from rental properties is allocated to non-lease components using a cost-plus margin approach whereby the Company separates the operating costs that pertain to the services provided to the residents and applies a reasonable profit margin.

The Company has concluded that it is the principal in all of its revenue arrangements since it controls the specified goods or services before those goods or services are transferred to customers.

Revenue from private funds and advisory services

The Company's vertically integrated management platform provides asset management, development management and property management services.
The Company provides asset management services to joint venture partners and third-party investors for which it earns market-based fees in connection with its businesses in the U.S. and Canada. These contractual fees are typically 1-2% of committed or invested capital throughout the lives of the Investment Vehicles under management. The Company may also earn performance fees once targeted returns are achieved by an Investment Vehicle. The Company recognizes performance fees only to the extent that it is highly probable that a significant amount of the cumulative revenue recognized will not reverse. Consideration for these services is variable as it is dependent upon the occurrence of a future event that includes the repayment of investor capital and a predetermined rate of return. Revenue from performance fees is typically earned and recognized towards the end of the life of an Investment Vehicle.

The Company also earns development management and advisory service fees from third parties and/or related parties. Development management and advisory services are satisfied over time. Revenues are recognized based on the best estimate of the amounts earned for those services, which typically reflects contractual fees of 2-5% of the sales price of single-family lots, residential land parcels and commercial land within master-planned communities, and 4-5% of overall development costs of Canadian multi-family rental apartments. The Company includes variable consideration in the revenues only to the extent that it is highly probable that a significant amount of the cumulative revenue recognized will not reverse. Specifically for Johnson, consideration for these services is variable as it is dependent upon the occurrence of a future event that is the sale of the developed property. Revenue is typically recognized as the development of the property is completed, and control has been transferred to the respective buyer. These management fees earned in exchange for providing development management and advisory services are billed upon the sale of the property.

The Company earns property management fees, leasing fees, acquisition and disposition fees, and construction management fees through its rental operating platform. These management services are satisfied over time and revenues are recognized as services are provided in accordance with IFRS 15.

Compensation arrangements

Stock option plan

The Company accounts for its stock option plan by calculating the fair value of the options as of the grant date using a Black-Scholes option pricing model and observable market inputs. This fair value is recognized as compensation cost using the graded vesting method over the vesting period of the options.

Annual Incentive Plan ("AIP")

The Company’s AIP provides for an aggregate bonus pool based on the sum of all employees’ individual AIP targets. The portion of the pool attributable to senior executive management is market-benchmarked and subject to an adjustment factor, as approved by the Board, of between 50% and 150%, based on the achievement of Company performance objectives determined by the Board at the beginning of each year. The final pool is then allocated among employees based on individual and collective performance. AIP awards will be made in cash and equity-based grants, with the proportion of equity-based awards being correlated to the seniority of an individual’s role within the Company. Equity-based AIP awards are granted in a combination of deferred share units ("DSUs"), performance share units ("PSUs"), stock options and restricted shares, pursuant to the Company's Deferred Share Unit Plan ("DSUP"), Performance Share Unit Plan ("PSUP"), Stock Option Plan and Restricted Share Plan, respectively.

Long-term incentive plan ("LTIP")

LTIP expense is generated from two sources: (i) a portion of the Company’s share of performance fees or carried interest from certain Investment Vehicles, paid in cash when received; and (ii) 15% of the income from THP1 US (a U.S. residential development Investment Vehicle), payable in DSUs which vest in equal tranches over a three-year period. Amounts under the LTIP are allocated among employees in accordance with the plan.

For the expense generated from the Company’s share of performance fees or carried interest from certain Investment Vehicles, the Company estimates its total liability by determining the unrealized carried interest at each reporting date based on the estimated fair value of the underlying investments. Once determined, the component that is payable to employees as part of the LTIP is recognized as LTIP liability, and the component that is payable to key management equity participants is allocated to performances fee liability (see Performance fees expense and liability below). The combined amount recognized as LTIP liability and performance fees liability represents no more than 50% of the Company's share of unrealized carried interest for each Investment Vehicle. Changes in the LTIP liability are recognized in the consolidated statements of comprehensive income.

The actual amounts of performance fees to be received and LTIP and performance fees to be paid will depend on the cash realizations of Investment Vehicles and the performance of underlying investments. The values of the LTIP liability and the performance fees liability are determined using intrinsic value or liquidation at fair value in accordance with IAS 19 - Employee Benefits ("IAS 19").

Performance fees expense and liability

Certain members of senior management participate in the potential performance fees payable in respect of certain of the Company’s managed Investment Vehicles, by having invested personal at-risk capital to subscribe for ownership interests in the entity directly or indirectly entitled to receive such performance fees. Any performance fees allocable to participating management members in respect of their equity interests in such entities is reflected as a performance fees liability or expense.
Directors’ fees

One-half of each independent Director’s base annual retainer is paid in DSUs which vest immediately upon their grant. An independent Director may also elect each year to receive a portion of the balance of his or her fees (including his or her base annual retainer and any additional retainer) in DSUs, which also vest on the date of their grant. Any remaining balance of such fees not payable in DSUs is paid in cash. The DSUs granted to Directors are governed by the DSUP.

Reportable segments

Tricon is comprised of four operating segments: Single-Family Rental, Multi-Family Rental, Residential Development and Private Funds and Advisory. Including the Company's corporate activities, there are five reportable segments for internal and external reporting purposes. The reportable segments are business units offering different products and services, and are managed separately due to their distinct operating natures. These five reportable segments have been determined by the Company’s chief operating decision-makers (Note 33).
Accounting standards and interpretations adopted

Effective January 1, 2021, the Company has adopted the amendments to IFRS 9, IAS 39, Financial Instruments: Recognition and Measurement, IFRS 7, Financial Instruments: Disclosure, IFRS 4, Insurance Contracts, and IFRS 16, Leases, as part of phase 2 of its project related to interest rate benchmark reform. The amendments address issues that might affect financial reporting after the reform of an interest rate benchmark, including its replacement with alternative benchmark rates. The adoption of these amendments did not have a significant impact on the Company’s consolidated financial statements.
Accounting standards and interpretations issued but not yet adopted

In January 2020, the IASB issued amendments to IAS 1, Presentation of Financial Statements ("IAS 1"), to provide a more general approach to the classification of liabilities under IAS 1 based on the contractual arrangements in place at the reporting date. In February 2021, the IASB added an IFRS practice statement to IAS 1 and IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors ("IAS 8"). The amendments to IAS 1 and IAS 8 are effective for annual reporting periods beginning on or after January 1, 2023.

The IASB issued an amendment to IFRS 3, Business Combinations, to replace references to the conceptual framework for financial reporting from the 2018 framework to clarify what constitutes an asset or liability in business combination. This amendment also includes a new exception for certain liabilities and contingent liabilities and clarified that an acquirer should not recognize contingent assets at the acquisition date. These changes are effective for annual periods beginning on or after January 1, 2022.

The IASB issued amendments to IAS 37, Provisions, Contingent Liabilities and Contingent Assets ("IAS 37") to clarify how the cost of fulfilling a contract should be accounted for when an onerous contract is established. The amendments are effective for annual periods beginning on or after January 1, 2022.

In May 2021, the IASB issued amendments to IAS 12, Income Taxes ("IAS 12"), to clarify how companies should account for deferred tax on transactions, such as leases and decommissioning obligations. The amendments are effective for annual periods beginning on or after January 1, 2023.

There are no other standards, interpretations or amendments to existing standards that are not yet effective that are expected to have a material impact on the consolidated financial statements of the Company.